UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Municipal Fund Series, Inc.
Schedules of Investments (unaudited)
December 31, 2004

National Series

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska - 0.9%	$645,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa	$670,065
Florida - 5.5%	4,000,000	Jacksonville Electric Authority (Electric System Rev.), 5 1/2% due 10/1/2041	Aa2	4,243,400
Georgia - 3.7%	2,790,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	AAA‡	2,891,556
Indiana - 6.1%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa	4,783,905
Michigan - 3.0%	2,250,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1	2,341,778
Missouri - 6.3%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/l/2026*	A1	4,889,603
New York - 5.7%	1,445,000	New York City, NY GOs, 6 1/4% due 4/15/2027Ø	Aaa	1,587,838
	1,675,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A2	1,809,754
	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,065,870
Tennessee - 6.7%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children's Research Hospital), 5 3/8% due 7/l/2024	AA‡	5,238,450
Texas - 17.0%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke's Episcopal Hospital Project), 6 3/4% due 2/15/2021††	AAA‡	3,712,210
	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa	1,771,962
	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa	5,095,277
	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	AAA‡	1,235,510
	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020	Aa1	1,397,154
Virginia - 6.9%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026	Aa2	5,347,250
Washington - 15.4%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa	2,647,650
	3,325,000	King County Sewer GOs, 6 1/8% due 1/1/2033	Aaa	3,391,500
	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa	5,962,373
Wisconsin - 12.8%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,315,960
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2	1,005,130
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2	2,635,350
Wyoming - 5.4%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	A3	4,212,560
Total Municipal Bonds — 95.4%				74,252,105

		Variable Rate Demand Notes
Florida - 2.7%	2,075,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,075,000
New York - 0.4%	300,000	New York City Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	300,000
Texas - 0.1%	100,000	North Central Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1	100,000
Total Variable Rate Demand Notes — 3.2%				2,475,000
Total Investments — 98.6%				76,727,105
Other Assets Less Liabilities — 1.4%				1,091,279
Net Assets — 100.0%				$77,818,384

Colorado Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7/8% due 4/1/2014	Aaa	$2,006,040
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa	1,058,300
1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa	1,095,960
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5 3/4% due 5/15/2024	Aaa	1,809,084
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,950,060
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,299,950
1,750,000	Colorado Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024	Aaa	1,841,770
2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2	2,112,760
1,605,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	1,719,774
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa	105,403
2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025Ø	Aaa	2,289,440
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa	2,145,160
1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa	1,264,836
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,592,825
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,413,597
910,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/l/2008††	Aaa	995,495
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,628,880
1,750,000	University of Colorado Enterprise System Rev., 5 1/8% due 6/1/2028	Aaa	1,826,492
1,000,000	University of Colorado Hospital Authority Rev., 5 ¼% due 11/15/2022	Aaa	1,073,190
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB-‡	2,079,460
Total Municipal Bonds —94.0%			34,308,476

	Variable Rate Demand Notes
500,000	California State Economic Recovery Revenue Bonds Series C-7 due 7/1/2023	VMIG 1	500,000
100,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	100,000
200,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	200,000
200,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	200,000
900,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	900,000
Total Variable Rate Demand Notes —5.2%			1,900,000
Total Investments — 99.2%			36,208,476
Other Assets Less Liabilities — 0.8%			304,377
Net Assets — 100.0%			$36,512,853

Georgia Series

Face
Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa	$2,103,560
1,000,000	Atlanta, GA Water & Wastewater Rev., 5 3/4% due 11/1/2025	Aaa	1,199,700
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038Ø	Aaa	619,830
1,500,000	Barnesville-Lamar County Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,530,855
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,321,113
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/l/2010*	A1	1,201,940
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa	1,312,202
1,945,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,963,380
85,000	Georgia Housing & Finance Authority (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2	88,534
1,500,000	Georgia State GOs, 5 1/2% due 7/1/2017	Aaa	1,715,910
1,500,000	Gwinnett County, GA Hospital Authority Rev., (Gwinneth Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,539,495
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,200,360
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022	Aaa	1,903,825
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,731,660
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa	1,591,665
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1	602,715
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027	Aa3	2,676,100
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1	1,009,770
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/l/2015††	Aaa	1,839,210
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	828,865
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa1	1,064,020
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa2	1,256,688
Total Municipal Bonds — 88.2%			30,301,397

	Variable Rate Demand Notes
1,200,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	1,200,000
300,000	New York City, NY GOs due 8/15/2011	VMIG 1	300,000
1,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	1,000,000
1,100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,100,000
Total Variable Rate Demand Notes — 10.5%			3,600,000
Total Investments — 98.7%			33,901,397
Other Assets Less Liabilities — 1.3%			456,950
Net Assets — 100.0%			$34,358,347

Louisiana Series

Face
Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3	$2,569,875
1,025,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	1,030,504
2,000,000	East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev., 5.90% due 2/1/2018Ø	Aaa	2,036,440
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	2,032,720
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,063,310
1,000,000	Lafayette, LA Utilities Rev., 5 1/4% due 11/1/2024	Aaa	1,089,700
1,055,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa	1,082,514
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,562,750
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa	2,748,725
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa	2,509,775
1,500,000	Louisiana State GOs, 5% due 4/15/2018	Aaa	1,601,460
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,407,410
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa	2,757,750
140,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR	140,484
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,266,525
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/l/2026*	Aaa	2,610,000
1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project), 6.20% due 5/1/2023	Baa1	1,251,588
2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/l/2024*	Aaa	2,636,200
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa	2,662,075
1,555,000	Shreveport, LA GOs, 7 1/2% due 4/l/2006††	Aaa	1,652,592
1,510,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/l/2010††	Aaa	1,747,765
Total Municipal Bonds — 92.8%			39,460,162

	Variable Rate Demand Notes
1,000,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	1,000,000
400,000	New York City, NY GOs due 8/1/2016	VMIG 1	400,000
300,000	New York City, NY GOs due 8/15/2005	VMIG 1	300,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2022	VMIG 1	400,000
100,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	100,000
300,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project) due 7/1/2028	A-1‡	300,000
Total Variable Rate Demand Notes — 5.9%			2,500,000
Total Investments — 98.7%			41,960,162
Other Assets Less Liabilities — 1.3%			537,035
Net Assets — 100.0%			$42,497,197

Maryland Series

Face
Amount	Municipal Bonds	Rating†	Value
$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1	$1,380,803
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2	3,088,500
1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5.1/8% due 7/1/2024	Aa1	1,296,074
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa	2,145,120
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3	2,701,625
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5 1/2% due 7/1/2026Ø	Aaa	2,294,520
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,126,219
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa	2,064,180
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020Ø	Aaa	1,115,560
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa2	2,511,016
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa	1,570,410
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,378,205
2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3/4% due 7/1/2019††	Aaa	2,786,937
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,033,280
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa	2,122,920
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	465,588
2,000,000	Prince George's County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,161,660
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3	1,857,963
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,085,920
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1	1,050,310
2,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa3	2,224,620
Total Municipal Bonds — 91.5%			39,461,430

	Variable Rate Demand Notes
1,900,000	Sarasota County, FL Public Hospital Board Rev.(Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,900,000
900,000	Sublette County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	900,000
Total Variable Rate Demand Notes — 6.5%			2,800,000
Total Investments — 98.0%			42,261,430
Other Assets Less Liabilities — 2.0%			858,722
Net Assets — 100.0%			$43,120,152

Massachusetts Series

Face
Amount	Municipal Bonds	Rating†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa2	$4,526,280
3,000,000	Martha's Vineyard, MA Land Bank Rev. , 5% due 5/1/2032	Aaa	3,080,640
5,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5 3/4% due 3/l/2026	Aa2	5,492,000
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5 3/4% due 7/1/2033	BBB‡	519,575
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035 Ø	Aaa	4,655,920
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018	Aaa	5,184,400
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/l/2024	Aaa	5,298,050
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2	5,181,300
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1	3,701,495
2,335,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa	2,335,000
90,000	Massachusetts Housing Finance Agency Rev. (Single Family Housing), 5 1/2% due 12/1/2030*	Aaa	90,320
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa	2,118,940
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa	3,152,580
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023Ø	Aaa	3,920,420
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027	Aaa	2,124,240
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa	4,166,150
2,500,000	Massachusetts State Consolidated Loan GOs, 5 7/8% due 2/1/2020Ø	Aa2	2,858,075
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa	1,087,390
4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039	Aaa	5,041,530
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	4,343,680
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/l5/2033Ø	Aaa	2,807,275
Total Municipal Bonds — 92.0%			71,685,260

	Variable Rate Demand Notes
900,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	900,000
1,000,000	New York City, NY GOs Subseries B-7 due 8/15/2018	VMIG 1	1,000,000
1,000,000	New York City, NY GOs Subseries E5 due 8/1/2015	VMIG 1	1,000,000
2,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	2,000,000
Total Variable Rate Demand Notes — 6.3%			4,900,000
Total Investments — 98.3%			76,585,260
Other Assets Less Liabilities — 1.7%			1,358,842
Net Assets — 100.0%			$77,944,102

Michigan Series

Face
Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa	$1,402,534
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa	2,102,380
5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016Ø	Aaa	5,399,650
1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa	1,591,552
3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021	Aa2	3,294,030
2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	2,031,200
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028	Aaa	2,653,175
3,000,000	Kent County, MI Airport Rev., 6.10% due 1/1/2025*Ø	Aaa	3,060,000
3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3	3,069,690
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019	Aaa	3,466,873
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa	1,295,866
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa	1,084,010
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa2	3,124,110
2,380,000	Michigan State Comprehensive Transportation Improvement Rev. (Ports, Airport and Marina Improvements), 5 1/4% due 5/15/2020	Aaa	2,598,579
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aa1	1,672,203
3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019Ø	Aa1	3,511,497
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026Ø	AAA‡	6,957,840
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	Aa2	5,680,605
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa	4,128,720
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036	Aaa	5,369,300
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	AA+‡	4,142,960
6,000,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1	6,244,740
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,203,100
6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021	Aaa	6,633,270
2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	2,284,200
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2020	Aaa	586,650
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,721,425
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/l/2020	Aa3	3,108,210
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022	Aa1	5,490,050
5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa	5,260,551
Total Municipal Bonds — 95.7%			105,168,970

	Variable Rate Demand Notes
1,000,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	1,000,000
600,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	600,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
Total Variable Rate Demand Notes — 3.3%			3,600,000
Total Investments — 98.9%			108,768,970
Other Assets Less Liabilities — 1.0%			1,166,138
Net Assets — 100.0%			$109,935,108

Minnesota Series

Face
Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2	$2,492,410
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	1,946,460
2,000,000	Dakota County, MN Community Development Agency GOs, 5 1/4% due 1/1/2019	Aa1	2,148,800
3,545,000	Fridley, MN Independent School District GOs, 5.35% due 2/1/2021	Aaa	3,554,501
5,000,000	Minneapolis - Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children's Health Care), 5 1/2% due 8/15/2025Ø	Aaa	5,205,500
5,000,000	Minneapolis - Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032	Aaa	5,539,400
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,647,693
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/l/2024	Aa2	5,003,397
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022Ø	Aaa	82,375
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,254,736
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John's University), 5.40% due 10/1/2022	A3	2,109,440
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2	2,539,400
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1	1,036,770
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2	2,894,075
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2	1,836,113
2,000,000	Minnesota Public Facilities Authority Water Pollution Control Rev., 6 1/4% due 3/1/2015Ø	Aaa	2,014,180
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aa1	5,204,700
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,499,880
5,000,000	North Saint Paul - Maplewood, MN Independent School District GOs, 5 1/8% due 2/l/2025	Aa2	5,084,650
2,000,000	Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017Ø	Aa2	2,005,180
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,515,584
3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa	3,244,260
1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa	1,054,040
2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016Ø	AAA‡	2,664,996
2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017Ø	AAA‡	2,809,889
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa	4,197,225
4,000,000	Southern Minnesota Municipal Power Agency - Power Supply System Rev., 5% due 1/1/2012	Aaa	4,435,120
6,820,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6 3/8% due 1/l/2016††	Aaa	7,869,462
Total Municipal Bonds — 94.7%			86,890,236

	Variable Rate Demand Notes
100,000	New York City, NY GOs Subseries A-8 due 8/1/2017	VMIG 1	100,000
2,500,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,500,000
500,000	Sarasota County, FL Public Hospital Board Rev. Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	500,000
Total Variable Rate Demand Notes — 3.4%			3,100,000
Total Investments — 98.1%			89,990,236
Other Assets Less Liabilities — 1.9%			1,723,469
Net Assets — 100.0%			$91,713,705

Missouri Series

Face
Amount	Municipal Bonds	Rating†	Value
$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa	$2,119,500
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa	1,580,205
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,319,563
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,119,580
65,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/l/2006	Aaa	65,558
275,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa	277,192
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1	1,827,612
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,053,190
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,668
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1	2,580,100
2,000,000	Missouri State GOs, 5 5/8% due 4/1/2017Ø	Aaa	2,057,960
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa	2,772,625
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028	Aaa	1,571,175
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,521,920
355,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	362,327
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa1	1,064,020
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2	2,322,880
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	AA+‡	1,674,210
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,035,210
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,863,000
1,500,000	St. Louis, MO Municipal Finance Corporation (City Justice Center Leasehold Improvement Rev.), 5.95% due 2/15/2016 Ø	Aaa	1,591,020
Total Municipal Bonds — 94.8%			31,964,515

	Variable Rate Demand Notes
900,000	New York City, NY GOs due 8/1/2009	VMIG 1	900,000
450,000	New York City, NY GOs due 8/1/2017	VMIG 1	450,000
Total Variable Rate Demand Notes — 4.0%			1,350,000
Total Investments — 98.8%			33,314,515
Other Assets Less Liabilities — 1.2%			408,037
Net Assets — 100.0%			$33,722,552

New York Series

Face
Amount	Municipal Bonds	Rating†	Value
2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa	$2,654,275
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	Aaa	1,123,830
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A3	3,032,246
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3	2,351,002
620,000	New York City, NY GOs, 6 1/4% due 4/15/2027Ø	Aaa	681,287
720,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A2	777,924
2,395,000	New York City, NY GOs, 6% due 5/15/2030Ø	A2	2,790,894
530,000	New York City, NY GOs, 6% due 5/15/2030	A2	593,362
5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A2	5,018
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2	4,320,960
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/l/2031	Aaa	1,036,190
125,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022	A3	134,515
3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022 Ø	A3	3,683,846
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa	4,323,600
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,052,440
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa	1,605,960
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,277,112
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa	4,183,560
120,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015	Aaa	122,851
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2	3,071,580
3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024Ø	AAA‡	3,090,180
835,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1	856,142
450,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	471,290
2,000,000	New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014Ø	A3	2,061,360
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5 1/4% due 3/15/2032	A1	2,263,940
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033	A1	1,118,690
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1	4,493,960
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1	2,623,703
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa1	532,010
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A1	2,560,875
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3	2,344,230
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030 Ø	AAA‡	2,091,636
2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3	2,547,275
4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,263,480
Total Municipal Bonds — 90.2%			71,141,223

	Variable Rate Demand Notes
400,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project) due 7/1/2017	P-1	400,000
3,100,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	3,100,000
1,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,000,000
200,000	New York City, NY GOs due 8/15/2017	VMIG 1	200,000
2,000,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,000,000
Total Variable Rate Demand Notes — 8.5%			6,700,000
Total Investments — 98.7%			77,841,223
Other Assets Less Liabilities — 1.3%			1,008,803
Net Assets — 100.0%			$78,850,026

Ohio Series

Face
Amount	Municipal Bonds	Rating†	Value
$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$2,397,802
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa	2,160,500
3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1	4,081,644
4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa	4,060,720
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa	5,238,400
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa	89,335
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/202Ø	Aaa	4,130,325
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,775,875
7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa	7,727,230
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5 1/4% due 5/1/2031	Aaa	4,203,200
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5.20% due 5/1/2029	Aa2	1,276,538
2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017Ø	Aaa	2,577,800
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/l/2024	Aaa	2,024,220
6,500,000	Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029*	Aaa	6,650,020
1,835,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/l/2029*	Aaa	1,874,508
1,625,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/l/2028*	Aaa	1,652,219
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/l/2030*	Baa1	2,577,800
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa	4,296,920
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,349,893
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,475,055
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,055,530
1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/l/2031	Aa2	1,036,820
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/l/2029	Aa2	3,341,280
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024	Aaa	5,412,000
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/l/2023	Aaa	8,032,950
1,160,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/l/2010††	Aaa	1,362,861
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,595,450
1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa	1,581,360
3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa	3,459,750
780,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/l/2005††	Aaa	819,640
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	4,343,679
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,721,425
2,500,000	Twinsburg, OH City School District,, School Improvement GOs, 5.90% due 12/1/2021Ø	Aaa	2,719,925
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa	2,376,014
Total Municipal Bonds — 92.3%			105,478,688

	Variable Rate Demand Notes
2,700,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	2,700,000
800,000	New York City, NY GOs due 10/1/2023	VMIG 1	800,000
1,200,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,200,000
600,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	600,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
400,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	400,000
Total Variable Rate Demand Notes — 6.7%			7,700,000
Total Investments — 99.0%			113,178,688
Other Assets Less Liabilities — 1.0%			1,106,875
Net Assets — 100.0%			$114,285,563

Oregon Series

Face
Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	A-‡	$2,016,180
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016Ø	Aaa	2,104,140
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3	1,580,430
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3	1,059,150
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A-‡	2,256,140
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa	1,037,930
795,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aaa	803,546
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,330,725
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5 1/4% due 10/1/2024	Aa3	1,073,290
1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015 Ø	A1	1,830,413
2,000,000	Northern Wasco County, OR People's Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,023,300
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,069,340
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa	1,160,370
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa1	2,102,960
1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa	1,279,637
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,027,870
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1	2,046,620
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/l/2025	AA-‡	2,584,000
2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev. (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012	Aa2	2,014,100
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aa2	2,066,340
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa	2,717,850
475,000	Oregon State GOs (Veterans' Welfare), 5 7/8% due 10/1/2018	Aa3	489,792
500,000	Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006	Aa3	556,830
500,000	Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*	Aaa	511,395
1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa	1,577,160
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*Ø	Aaa	1,156,758
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,098,260
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa1	1,064,020
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1	1,575,465
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/l/2014*	Aaa	1,017,500
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	AA-‡	2,072,000
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032	Aa2	1,105,490
500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB-‡	519,865
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2	2,425,202
Total Municipal Bonds — 89.2%			52,354,068

	Variable Rate Demand Notes
900,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	900,000
1,000,000	New York City, NY GOs due 8/1/2016	VMIG 1	1,000,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	400,000
2,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	2,000,000
1,200,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	1,200,000
Total Variable Rate Demand Notes — 9.4%			5,500,000
Total Investments — 98.6%			57,854,068
Other Assets Less Liabilities — 1.4%			842,025
Net Assets — 100.0%			$58,696,093

South Carolina Series

Face
Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,139,080
1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa	1,722,293
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,369,800
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A2	2,612,175
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2	1,127,510
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,084,320
2,000,000	Greenville, SC Hospital System, Rev., 5 1/4% due 5/1/2023	Aa3	2,076,520
3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1	4,017,710
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2	2,083,900
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa	2,066,500
1,500,000	North Charleston, SC Sewer District, Rev., 6 3/8% due 7/1/2012	Aaa	1,752,690
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6 1/4% due 1/1/2021	Aaa	1,534,800
1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	1,713,150
2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa	2,644,081
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,085,920
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,657,850
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,103,400
3,000,000	South Carolina Jobs - Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018	AA-‡	3,121,650
4,000,000	South Carolina Jobs - Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5 5/8% due 11/15/2030	A3	4,130,040
5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa	5,263,700
3,490,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	3,544,514
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,146,100
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024	Aaa	5,471,550
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,582,050
3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026	Aaa	3,153,810
Total Municipal Bonds — 90.6%			77,205,113

	Variable Rate Demand Notes
1,550,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	1,550,000
1,400,000	New York City, NY GOs Subseries B-7 due 8/15/2018	VMIG 1	1,400,000
650,000	New York City, NY GOs due 8/1/2010	VMIG 1	650,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
1,100,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	VMIG 1	1,100,000
Total Variable Rate Demand Notes — 7.9%			6,700,000
Total Investments — 98.5%			83,905,113
Other Assets Less Liabilities — 1.5%			1,259,989
Net Assets — 100.0%			$85,165,102

Seligman Municipal Fund Series, Inc.
Notes to Schedules of Investments (unaudited)

December 31, 2004

_____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been restated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

1.
Organization - Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

2.
Security Valuation - Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2004, the interest rates paid on these notes ranged from 1.92% to 2.25%.

3.	At December 31, 2004, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
National	$72,394,983	$4,332,122	$0	$4,332,122
Colorado	33,505,997	2,702,479	0	2,702,479
Georgia	31,647,947	2,253,450	0	2,253,450
Louisiana	39,468,645	2,491,517	0	2,491,517
Maryland	39,912,848	2,425,363	76,781	2,348,582
Massachusetts	69,021,085	7,564,175	0	7,564,175
Michigan	100,995,658	7,773,312	0	7,773,312
Minnesota	84,062,375	5,927,861	0	5,927,861
Missouri	30,715,273	2,599,242	0	2,599,242
New York	72,256,348	5,584,875	0	5,584,875
Ohio	105,675,530	7,653,578	150,420	7,503,158
Oregon	54,244,239	3,609,829	0	3,609,829
South Carolina	78,795,261	5,109,852	0	5,109,852

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 25, 2005

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.